Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2020	¥ 41,345
2021	40,700
2022	42,487
2023	43,740
2024	46,345
2025 - 2029	238,416
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2020	17,972
2021	17,892
2022	18,138
2023	18,896
2024	19,441
2025 - 2029	¥ 107,668